Notes Related to the Unaudited Interim Condensed Consolidated Statement of Income (Loss) - Summary of Breakdown of Plan (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	€ 384	€ 749
Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	166	337
Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	189	298
Board members [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	29	114
AGA Plan [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	167	385
AGA Plan [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	120	180
AGA Plan [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	47	205
AGA Plan [member] | Board members [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	0	0
BSA plan [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	29	114
BSA plan [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	0	0
BSA plan [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	0	0
BSA plan [member] | Board members [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	29	114
SO [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	189	250
SO [member] | Employees [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	46	157
SO [member] | Executive officers and executive committee [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	142	93
SO [member] | Board members [member]
Disclosure Of Fair Value Of Equity Instruments Granted [Line Items]
Sharebased compensation expense recognized in profit (loss)	€ 0	€ 0